Note 29 - Capital Base and Capital Management (Table)	6 Months Ended
Jun. 30, 2020
Capital Base And Capital Management
Table Of Capital Coefficients
Capital ratios (phased-in)
	June 2020 (*)	December 2019
Eligible Common Equity Tier 1 capital (millions of Euros) (a)	42,118	43,653
Eligible Additional Tier 1 capital (millions of Euros) (b)	6,067	6,048
Eligible Tier 2 capital (millions of Euros) (c)	9,345	8,304
Risk Weighted Assets (millions of Euros) (d)	362,050	364,448
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	11.63%	11.98%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.68%	1.66%
Tier 1 capital ratio (Tier 1) (A)+(B)	13.31%	13.64%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.58%	2.28%
Total capital ratio (A)+(B)+(C)	15.89%	15.92%

Table of Leverage Ratio
Leverage ratio
	June 2020 (*)	December 2019
Tier 1 (millions of Euros) (a)	48,185	49,701
Exposure to leverage ratio (millions of Euros) (b)	771,590	731,087
Leverage ratio (a)/(b) (percentage)	6.24%	6.80%